Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Apr. 02, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Financial debts	$ 3,522	$ 3,522	$ 3,500		$ 47
Property, plant & equipment	2,887	2,887			2,800
Lease liabilities	273	273		$ 286
Right-of-use assets	266	266		$ 279	79
Depreciation, right-of-use assets	15	29
Additions to right-of-use assets		16
Current lease liabilities	53	53			0
Non-current lease liabilities	220	220			89
Interest expense on lease liabilities	3	5
Total cash outflows for leases	$ 12	$ 24
Previously stated [member]
Disclosure of finance lease and operating lease by lessee [line items]
Financial debts					89
Property, plant & equipment					$ 79